Parent Company Only Condensed Financial Statements - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from subsidiary bank	$ 16,193	$ 17,735		$ 21,312
Other assets	15,241	18,367		8,650
Total assets	3,305,442	3,295,830		2,479,870
Liabilities and stockholders' equity
Line of credit		20,650
Total liability, at fair value	27,482	26,926		24,711
Accrued expenses and other liabilities	30,948	41,811		34,530
Stockholders' equity	459,533	382,658	$ 251,104	188,274	$ 209,071
Total liabilities and stockholders' equity	$ 3,305,442	3,295,830		2,479,870
Company
Assets
Cash and due from subsidiary bank		9,965		97
Investment in banking subsidiary		419,801		212,949
Other assets		2,755
Total assets		432,521		213,046
Liabilities and stockholders' equity
Line of credit		20,650
Total liability, at fair value		26,926		24,711
Accrued expenses and other liabilities		2,287		61
Stockholders' equity		382,658		188,274
Total liabilities and stockholders' equity		$ 432,521		$ 213,046